Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			100 Months Ended	0 Months Ended	3 Months Ended		102 Months Ended
	May 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 15, 2013	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013
Related Party Transaction [Line Items]
Notes receivable outstanding from stockholders		$ 0	$ 222
Due to related parties		608	348
Stockholder
Related Party Transaction [Line Items]
Notes receivable outstanding from stockholders		0
Stockholder | Consulting and advisory services and strategic planning
Related Party Transaction [Line Items]
Annual management fee	320				320
Amount the company agreed to pay upon termination of the agreement	500
Total related party fees		820	238	0
Stockholder | Agreement to manage and grow the Home Improvement Program division
Related Party Transaction [Line Items]
Annual management fee									108
Amount the company agreed to pay upon termination of the agreement						159
Total related party fees		339					159	0
Percentage of revenue generated by the division to be received by the stockholder through Jan 15, 2014									10.00%
Percentage of division net income to be received by the stockholder through Dec 31, 2013									33.33%
Chief Executive Officer
Related Party Transaction [Line Items]
Forgiveness of note receivable from the CEO		$ 214